ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted average number of units (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earning Per Share [Line Items]
Weighted average number of units outstanding	11,725,306	11,733,931
Series 47
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earning Per Share [Line Items]
Weighted average number of units outstanding	3,459,434	3,465,809
Series 48
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earning Per Share [Line Items]
Weighted average number of units outstanding	2,283,872	2,284,247
Series 49
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earning Per Share [Line Items]
Weighted average number of units outstanding	5,982,000	5,983,875